Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Federal statutory rate			21.00%	21.00%	21.00%	21.00%	35.00%
Cash and cash equivalents	$ 486,396		$ 486,396		$ 184,224	$ 141,590	$ 186,706
Deferred tax liabilities					506,135	571,369
Undistributed foreign earnings					65,200
Valuation allowance					$ 5,570	$ 5,026
Net operating loss carryforwards, description					The federal and state NOLs expire between 2035 and 2037, $4.1 million of the foreign NOLs expire between 2024 and 2029 and the remaining $18.1 million of the foreign NOLs carry forward indefinitely.	The federal and state NOLs expire between 2035 and 2037, $3.6 million of the foreign NOLs expire between 2019 and 2027 and the remaining $17.4 million of the foreign NOLs carry forward indefinitely.
Effective income tax rates	9.00%	(21.10%)	27.60%	11.00%	(7.40%)	12.80%	(1227.30%)
Income tax description			The CARES Act permits employers to defer the payments of the employer share of social security taxes due for the period beginning March 27, 2020 and ending December 31, 2020. Of the amounts deferred, 50% are required to be paid by December 31, 2021 and the remaining 50% are required to be paid by December 31, 2022.
Other Long Term Liabilites [Member]
Income Tax Disclosure [Line Items]
Deferred tax liabilities	$ 30,800		$ 30,800
U.S. [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards					$ 6,800	$ 8,200
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards					8,300	8,300
Foreign [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards					22,200	21,000
Foreign Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Cash and cash equivalents					59,300	42,500
Undistributed earnings					92,600	$ 76,400
Deferred tax liabilities					$ 1,100